UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Standard General L.P.

Address:   650 Madison Avenue
           23rd Floor
           New York, NY 10022


Form 13F File Number: 028-14363


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Mause
Title:  Chief Financial Officer
Phone:  212-610-9177

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph Mause                   New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $       59,877
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
CEDAR FAIR L P               DEPOSITRY UNIT  150185106    6,236    329,947 SH       SOLE                   329,947      0    0
COMTECH TELECOMMUNICATIONS C COM NEW         205826209    8,171    290,899 SH       SOLE                   290,899      0    0
EQT CORP                     COM             26884L109   14,997    281,050 SH       SOLE                   281,050      0    0
KINROSS GOLD CORP            NOTE 1.750% 3/1 496902AD9   13,108 13,376,000 PRN      SOLE                13,376,000      0    0
MAXYGEN INC                  COM             577776107    2,276    416,111 SH       SOLE                   416,111      0    0
ROCK-TENN CO                 CL A            772739207      365      7,505 SH       SOLE                     7,505      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100    4,046  1,330,815 SH       SOLE                 1,330,815      0    0
U S AIRWAYS GROUP INC        COM             90341W108    3,826    695,599 SH       SOLE                   695,599      0    0
WILLIAMS COS INC DEL         COM             969457100    6,852    281,500 SH       SOLE                   281,500      0    0


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